FINANCIAL ASSETS AND LIABILITIES - Schedule of net debt (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS AND LIABILITIES
Loans and financing	R$ 52,987,216	R$ 45,659,037	R$ 42,249,460
Financial instruments and derivatives on debt	1,228,928	(3,633,381)
Debt instruments issued	54,216,144	42,025,656
Cash and cash equivalents	(13,301,716)	(16,174,130)	R$ (13,642,918)	R$ (8,472,274)
Marketable securities	(22,099,766)	(4,388,007)
Cash and marketable securities	(35,401,482)	(20,562,137)
Net debt	R$ 18,814,662	R$ 21,463,519